10. Income Taxes - December 31, 2012 (Details) - Future Tax Assets and Liabilities (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Future Tax Assets and Liabilities [Abstract]
Income tax recovery at statutory rate	$ 199,965	$ 41,670
Valuation allowance change	$ (199,965)	$ (41,670)